Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of presentation

(a)	Statement of Compliance with International Financial Reporting Standards (“IFRS”)

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

(b)	Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial assets and financial liabilities at fair value through profit or loss. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are effective as at
December 31, 2020.

Certain amounts in prior years have been reclassified to conform to the current period presentation.

(c)	Functional currency

The functional and reporting currency of the Company and its subsidiaries is the Canadian dollar.

(d)	Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make judgements and estimates that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these judgements and estimates. The consolidated financial statements include judgements and estimates which, by their nature, are uncertain. The impacts of such judgements and estimates are pervasive throughout the consolidated financial statements, and may
require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

Significant assumptions about the future and other sources of judgements and estimates that management has made at the statement of financial position dates, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not
limited to, the following:

Critical Judgments

o	The analysis of the functional currency for each entity of the Company determined by conducting an analysis of the consideration factors identified in IAS
21,
“The Effect of Changes in Foreign Exchange Rates”. In concluding that the Canadian dollar is the functional currency of the parent and its subsidiary companies, management considered the currency that mainly influences the cost of providing goods and services in each jurisdiction in which the Company operates. As no
single currency was clearly dominant, the Company also considered secondary indicators including the currency in which funds from financing activities are denominated and the currency in which funds are retained.

Estimates

o	A global pandemic related to COVID-
19
was declared in
March 2020.
The current and expected impacts on global commerce have been, and are anticipated to be, far-reaching. To date, there has been significant volatility in commodity prices and foreign exchange rates, restrictions on the conduct of business in many jurisdictions, including travel restrictions, and supply chain disruptions. There is significant ongoing uncertainty surrounding COVID-
19
and the extent and duration of the impact that it
may
have;
o	The recoverability of accounts receivable which is included in the consolidated statements of financial position;
o	The estimated useful lives of property, plant and equipment which are included in the consolidated statements of financial position and the related depreciation included in profit or loss;
o	The recoverability of the value of the exploration and evaluation assets which is recorded in the consolidated statements of financial position (Note 3 (f));

o	The Company uses the Black-Scholes option pricing model to determine the fair value of options, warrants, and derivative financial liabilities in order to calculate share-based payments expense and the fair value of finders' warrants and stock options. Certain inputs into the model are estimates that involve considerable judgment or could be affected by significant factors that are out of the Company's control;
o	The provision for income taxes which is included in profit or loss and the composition of deferred income tax liability included in the consolidated statement of financial position and the evaluation of the recoverability of deferred tax assets based on an assessment of the Company's ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions;
o	The assessment of indications of impairment of each exploration and evaluation asset and property plant and equipment and related determination of the net realizable value and write-down of those assets where applicable (Note
3
(f));
o	The estimated incremental borrowing rate used to calculate the lease liabilities;
o	The estimated fair value of gold in trust; and
o	The estimated initial fair value of gold loan payable.